EMPLOYEE RETIREMENT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE RETIREMENT PLANS [Abstract]
EMPLOYEE RETIREMENT PLANS
NOTE M—EMPLOYEE RETIREMENT PLANS

The Corporation has a contributory employee retirement savings 401(k) plan (the "Plan") which covers substantially all full-time employees, over age 21, of Capitol and certain subsidiaries.  The Plan provides for employer contributions in amounts determined annually by Capitol's board of directors.  Eligible employees make voluntary contributions to the Plan.  Employer contributions to the Plan, a partial match based on employee contributions (1%, subject to certain limitations in 2011; none in 2010 and 2009), charged to expense for the year ended December 31, 2011 approximated $312,000 (none in 2010 and 2009).

Prior to 2011, Capitol also had a defined contribution employee stock ownership plan ("ESOP") which covered substantially all employees of Capitol and certain subsidiaries.  Effective January 1, 2011, the ESOP was merged with and into Capitol's 401(k) plan to reduce future administrative and compliance costs.  There were no ESOP contributions charged to expense in 2010 and 2009.